Document and Entity Information	Sep. 06, 2026
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 06, 2026
Entity File Number	001-34654
Entity Registrant Name	WAFD, INC.
Entity Central Index Key	0000936528
Entity Incorporation, State or Country Code	WA
Entity Tax Identification Number	91-1661606
Entity Address, Address Line One	425 Pike Street
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98101
City Area Code	206
Local Phone Number	624-7930
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $1.00 par value per share
Trading Symbol	WAFD
Security Exchange Name	NASDAQ
Depositary Shares, Each Representing a 1/40th Interest in a Share of 4.875% Fixed Rate Series A Non-Cumulative Perpetual Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Depositary Shares, Each Representing a 1/40th Interest in a Share of 4.875% Fixed Rate Series A Non-Cumulative Perpetual Preferred Stock
Trading Symbol	WAFDP
Security Exchange Name	NASDAQ